STOCK-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION

NOTE 5: STOCK-BASED COMPENSATION

The Company has an equity incentive plan for grants to employees, officers, consultants, directors, and other service providers that was approved in 2021 (the “2021 Plan”). The 2021 Plan provides for the grant of non-qualified stock options, incentive stock options, restricted stock awards, restricted stock units, unrestricted stock awards, stock appreciation rights and other forms of stock-based compensation. The 2021 Plan permits the Company’s board to change the type, terms and conditions of awards as circumstances may change. This flexibility to adjust the type of compensation to be granted is particularly important given current economic and world events.

A summary of the stock option activity during the nine months ended September 30, 2024, is presented in the table below:

		Weighted average
	Number of options	Exercise price	Remaining contractual life (in years)	Intrinsic value
Outstanding as of January 1, 2024	2,050,197	$10.90	7.9	$36,363
Granted	438,250	1.93	9.4	-
Forfeited and cancelled	(625)	-	-	-
Outstanding as of September 30, 2024	2,487,822	$9.20	7.5	$-
Exercisable as of September 30, 2024	1,796,747	$11.80	7.0	$-
Vested and expected to vest as of September 30, 2024	2,487,822	$9.20	7.5	$-

The following table summarizes the total stock-based compensation expense included in the condensed consolidated statements of operations for the periods presented:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Research and development	$108,447	200,624	547,927	586,854
General and administrative	335,737	564,179	1,453,800	1,633,559
Total stock-based compensation expense	$444,184	764,803	2,001,727	2,220,413

As of September 30, 2024, total compensation cost not yet recognized related to unvested stock options was approximately $0.9 million and such amount is expected to be recognized over a weighted average period of 1.6 years.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The weighted average inputs used to measure the value of the options granted during the nine months ended September 30, 2024 are presented in the table below. The weighted average fair value of stock options granted during the nine months ended September 30, 2024 was $1.67 per share.

2024
Exercise price	$1.97
Expected term (in years)	5.8
Volatility	114.8%
Risk free rate	4.1%
Dividend yield	0%

The following table presents the exercise price of outstanding stock options as of September 30, 2024:

Exercise price	Options outstanding
$0.01 - $8.00	1,461,499
$8.01 - $16.00	992,250
$16.00 or higher	34,073
Total	2,487,822

NOTE 6: STOCK-BASED COMPENSATION

The Company has an equity incentive plan for grants to employees, officers, consultants, directors, and other service providers that was approved in 2021 (the “2021 Plan”). The maximum aggregate number of shares that may be issued pursuant to this 2021 Plan is 1,864,963 shares (the “Pool”); provided, however that the Pool will increase on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2024 (each, an “Evergreen Date”), in an amount equal to the lesser of (i) 3% of the total number of shares of common stock outstanding on the December 31st immediately preceding the applicable Evergreen Date and (ii) such lesser number of shares of common stock as determined to be appropriate by the Committee (as defined in the 2021 Plan) in its sole discretion. On January 1, 2022, January 1, 2023 and January 1, 2024 the Pool was increased by 247,758 shares, 252,031 shares and 252,031 shares, respectively. In no event shall more than 1,864,963 shares be available for issuance for Incentive Stock Options (as defined in the 2021 Plan) under the 2021 Plan.

The 2021 Plan provides for the grant of non-qualified stock options, incentive stock options, restricted stock awards, restricted stock units, unrestricted stock awards, stock appreciation rights and other forms of stock-based compensation. The 2021 Plan permits the Company’s board to change the type, terms and conditions of awards as circumstances may change. This flexibility to adjust the type of compensation to be granted is particularly important given current economic and world events.

A summary of the stock option activity during the year ended December 31, 2023, is presented in the table below:

		Weighted average
	Number of options	Exercise price	Remaining contractual life (in years)	Intrinsic value
Outstanding as of January 1, 2023	1,672,873	$13.01	8.5	$-
Granted	425,750	$1.70	-	$-
Forfeited and cancelled	(48,426)	$4.34	-	$-
Outstanding as of December 31, 2023	2,050,197	$10.90	7.9	$36,363
Exercisable as of December 31, 2023	1,184,749	$15.59	7.4	$-
Vested and expected to vest as of December 31, 2023	2,050,197	$10.90	7.9	$36,363

The following table summarizes the total stock-based compensation expense included in the consolidated statements of operations for the periods presented:

	For the year ended December 31,
	2023	2022
Research and development	$792,273	$709,527
General and administrative	2,173,665	2,247,722
Total stock-based compensation expense	$2,965,938	$2,957,249

As of December 31, 2023, total compensation cost not yet recognized related to unvested stock options was approximately $2.2 million, which is expected to be recognized over a weighted-average period of approximately 0.7 years.

The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option. The weighted average inputs used to measure the value of the options granted during the years ended December 31, 2023 and 2022 are presented in the table below. The weighted average fair value of stock options issued during the years ended December 31, 2023 and 2022 was $1.43 and $3.27 per share, respectively.

	2023	2022
Exercise price	$1.70	$4.04
Expected term (in years)	5.8	5.8
Volatility	110.9%	106.6%
Risk free rate	3.7%	2.2%
Dividend yield	0.0%	0.0%

The following table presents the exercise price of outstanding stock options as of December 31, 2023:

Exercise price	Options outstanding
$0.01 - $8.00	1,023,249
$8.01 - $16.00	992,250
$16.01 or higher	34,698
Total	2,050,197